Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and contingencies (Tables) [Abstract]
Future minimum lease payments due under noncancellable operating leases, excluding the facilities of the discontinued operations of PMG and IP

Year Ended December 31,	Minimum Lease Payments
2011	$35.9
2012	29.5
2013	27.3
2014	24.3
2015	23.3
Thereafter	55.8

$196.1

Future purchase commitments

Year Ended December 31,	Future Purchase Commitment
2011	$90.1
2012	57.0
2013	18.8
2014	13.7
2015	0.4
Thereafter	—

$180.0